Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions
16.	Related Party Transactions
In March 2022, the Company entered into convertible promissory note agreements with two of its existing preferred stock investors and received aggregate cash proceeds of $4.9 million. The Company exchanged an additional $1.1 million of convertible promissory notes to the sellers of Kinduct for extinguishment of $1.1 million of the deferred payout liability owed to them. The convertible note exchange was accounted for as a troubled debt restructuring pursuant to FASB ASC Topic
470-60,
Troubled Debt Restructurings by Debtors
. As the future undiscounted cash flows of the Convertible notes were greater than their carrying amount, the carrying amount was not adjusted and no gain was recognized as a result of the modification of terms. Of the

$1.1 million in convertible notes issued in exchange to the sellers of Kinduct, $1.0 million were issued to a related party. The convertible promissory notes shall bear an interest rate of 6.0% per annum. For the year ended of December 31, 2022, the Company recorded $0.3 million of interest expense due to accretion of the convertible notes and $0.2 million of interest expense for the non-cash
amortization of debt discount related to the convertible notes on the consolidated statements of operations. The outstanding principal amount and all accrued but unpaid interest on the notes shall be mandatorily converted into the Company’s common stock at a conversion price of $4.79 per share upon the earlier of i) maturity in September 2023 or ii) the occurrence of a capital markets transaction such as an initial public offering or acquisition by a special purpose acquisition company; or upon a change of control as defined in the convertible promissory note agreements, at the discretion of the noteholder, the notes would either convert into the Company’s common stock at a conversion price of $4.79 per share, or would be repayable at 1.5 times the outstanding principal amount plus all accrued and unpaid interest.
On February 10, 2023, as the Company completed its acquisition by a special purpose acquisition company which qualified as a Maturity Date of the convertible notes, 100% of the outstanding principal and accrued interest on the convertible notes were mandatorily converted into 1,333,712 shares of Movella common stock at $4.79 per share per the original terms of the notes.

PATHFINDER ACQUISITION CORPORATION [Member]
Related Party Transactions
Note
5-Related
Party Transactions
Founder Shares
On December 28, 2020, the Sponsor paid an aggregate of $25,000 for certain expenses on behalf of the Company in exchange for issuance of 7,906,250 Class B ordinary shares (the “Founder Shares”). On February 16, 2021, the Company effected a share dividend of 718,750 Class B ordinary shares to the Sponsor, resulting in there being an aggregate of 8,625,000 Class B ordinary shares outstanding. The Sponsor agreed to forfeit up to an aggregate of 1,125,000 Founder Shares to the extent that the option to purchase additional Units is not exercised in full by the underwriters or is reduced, so that the Founder Shares will represent 20% of the Company’s issued and outstanding shares after the Initial Public Offering. The underwriters partially exercised their over-allotment option to purchase an additional 2,500,000 Units on February 19, 2021 and on April 2, 2021, the over-allotment option on the remaining Units expired unexercised by the underwriters; thus, 500,000 Class B ordinary shares were forfeited by the Sponsor.
The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or earlier if, subsequent to the initial
Business Combination, the closing price of the Class A ordinary share equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
capitalization of shares, share dividends, rights issuances, subdivisions reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the initial Business Combination, and (B) the date following the completion of the initial Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property
.
Private Placement Warrants
Simultaneously with the closing of the Initial Public Offering, the Company consummated the Private Placement of 4,250,000 Private Placement Warrants to the Sponsor, each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $2.00 per Private Placement Warrant, generating gross proceeds to the Company of $8.5 million.
Each whole Private Placement Warrant is exercisable for one whole Class A ordinary share at a price of $11.50 per share. A portion of the proceeds from the sale of the Private Placement Warrants to the Sponsor was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
except as described below in Note
10
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the initial Business Combination.
Related Party Loans
On December 23, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “IPO Note”). The IPO Note was non-interest
bearing, unsecured and due upon the closing of the Initial Public Offering. Prior to the closing of the Initial Public Offering, the Company borrowed approximately $129,000 under the IPO Note. The IPO Note was fully repaid on February 19, 2021. Subsequent to the repayment, the facility was no longer available to the Company.
In addition, in order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors will loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $2.00 per warrant. The warrants would be identical to the Private Placement Warrants.
Promissory Note
On July 15, 2021, the Company issued a promissory note (the “Promissory Note”) to the Sponsor providing for borrowings by the Company in an aggregate principal amount of up to $500,000, which was subsequently amended and restated to increase available borrowings to up to $750,000 on May 24, 2022. The Promissory Note was issued to allow for borrowings from time to time by the Company for working capital expenses.

On October 3, 2022, the Company amended and restated the Promissory Note issued to the Sponsor to allow for an increase in available borrowings from time to time of an additional $500,000, for an aggregate principal amount of up to $1,250,000. The Promissory Note was issued to allow for borrowings from time to time by the Company for working capital expenses. The Promissory Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) February 19, 2023 and (b) the date that the Company consummates an initial business combination and (iii) may be prepaid at any time. As of December 31, 2022 and 2021, the Company had borrowed $1.0 million and $250,000 in loans under the Promissory Note, respectively.
On January 27, 2023, the Company amended and restated the Promissory Note (the “A&R Promissory Note”) issued to the Sponsor to allow for an increase in available borrowings from time to time of an additional $250,000, for an aggregate principal amount of up to $1,500,000. The A&R Promissory Note was issued to allow for borrowings from time to time by the Company for working capital expenses. The A&R Promissory Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) April 30, 2023 or (
b
) the date that the Company consummates an initial business combination and (iii) may be repaid at any time. As of January 31, 2023, there was $1.25 million outstanding under the A&R Promissory Note.
Administrative Services Agreement
Commencing on the date that the Company’s securities were first listed on Nasdaq through the earlier of consummation of the initial Business Combination and the liquidation, the Company agreed to pay the Sponsor $10,000 per month for office space, secretarial and administrative services provided to the Company. For the years ended December 31, 2022 and 2021, the Company incurred expenses of $120,000 and $110,00 under this agreement, respectively. As of December 31, 2022 and 2021, the Company had accrued approximately $169,000 and $100,000 respectively, for services in connection with such agreement on the accompanying consolidated balance sheets in accounts payable.
Due to Related Parties
In addition, the Sponsor, officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket
expenses incurred in
connection with activities on the Company’s behalf such as identifying potential target businesses and performing due diligence on suitable Business Combinations. The audit committee will review on a quarterly basis all payments that were made by the Company to the Sponsor, officers or directors, or the Company’s or their affiliates. Any such payments prior to an initial Business Combination will be made from funds held outside the Trust Account. As of December 31, 2022 and 2021 there was approximately $61,000 due to related parties.